Income Taxes Components of Loss Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic	$ (27,460)	$ (11,723)	$ (3,539)
Foreign	1,196	3,201	3,039
Loss before income taxes	$ (26,264)	$ (8,522)	$ (500)